Shareholder Report, Line Graph (Details) 194757_Roundhill ARM WeeklyPay ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025
Roundhill ARM WeeklyPay ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill ARM WeeklyPay ETF NAV
Accumulated Value	$ 10,000	$ 5,991
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 10,265